10. Line of Credit - Bank (Annual)	12 Months Ended
Dec. 31, 2021
Line Of Credit - Bank
10. Line of Credit - Bank (Annual)

10. Line of Credit - Bank

The Company withdrew its security deposit of $500,000 during the current fiscal year thereby cancelling the $500,000 secured revolving line of credit from Metropolitan Commercial Bank in New York. In the prior year, $500,000 was drawn as of December 31, 2020, which bore interest at a fixed rate of 3% on the outstanding balance with an interest only monthly minimum payment, and no maturity date, provided the security deposit of $500,000 remained in place, see Note 4.